RESTRICTED BOX (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Restricted Cash:
Restricted cash	R$ 2,544,594	R$ 3,573,362
Marketing - Itaipu
Restricted Cash:
Restricted cash	1,038,270	1,314,234
Marketing - PROINFA
Restricted Cash:
Restricted cash	1,041,481	1,471,908
PROCEL
Restricted Cash:
Restricted cash	433,268	495,260
Collateral Account - SPEs
Restricted Cash:
Restricted cash		100,000
Resources of RGR
Restricted Cash:
Restricted cash	R$ 31,575	30,890
Itaipu Agreement
Restricted Cash:
Restricted cash		R$ 161,070